Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor [Line Items]
Auditor name	PricewaterhouseCoopers Inc.,	PricewaterhouseCoopers Inc.,	Ernst & Young Inc
Auditor location	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa
Auditor firm ID	1308	1308	1698